Income Taxes - Rollforward of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits - Beginning Balance	$ 125	$ 95	$ 65
Unrecognized Tax Benefits, Period Increase (Decrease)	13	6	26
Increases based on tax positions related to current year	4	3	2
Increases based on tax positions prior to current year	4	26	34
Decreases based on tax positions prior to current year	(3)	(5)	(3)
Decrease from settlements with taxing authorities			(29)
Unrecognized tax benefits - Ending Balance	143	125	95
Income taxes	38	(7)	153
Commonwealth Edison Co [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Income taxes	172	177	163
PECO Energy Co [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Income taxes	12	(30)	65
Baltimore Gas and Electric Company [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Income taxes	(35)	41	79
Pepco Holdings LLC [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits - Beginning Balance	52	48	45
Unrecognized Tax Benefits, Period Increase (Decrease)	3	3	3
Increases based on tax positions related to current year	1	0	0
Increases based on tax positions prior to current year	0	1	0
Decreases based on tax positions prior to current year	0	0	0
Decrease from settlements with taxing authorities			0
Unrecognized tax benefits - Ending Balance	56	52	48
Income taxes	42	(77)	38
Potomac Electric Power Company [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Income taxes	15	(7)	16
Delmarva Power & Light Company [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Income taxes	42	(25)	22
Atlantic City Electric Company [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits - Beginning Balance	15	14	14
Unrecognized Tax Benefits, Period Increase (Decrease)	1	1	0
Increases based on tax positions related to current year	0	0	0
Increases based on tax positions prior to current year	0	0	0
Decreases based on tax positions prior to current year	0	0	0
Decrease from settlements with taxing authorities			0
Unrecognized tax benefits - Ending Balance	16	15	14
Income taxes	$ (13)	$ (41)	$ 0